UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-8611

Name of Fund: Legg Mason Charles Street Trust, Inc.

Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.

Legg Mason Wood Walker, Incorporated

100 Light Street

Baltimore, MD 21202.

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Item 1 – Report to Shareholders

Batterymarch

U.S. Small Capitalization

Equity Portfolio

Semi-Annual Report to Shareholders

September 30, 2004

Semi-Annual Report to Shareholders

EXPENSE EXAMPLE

Batterymarch U.S. Small Capitalization Equity Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2004, and held through September 30, 2004.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of the other funds.

	Beginning Account Value 4/1/04	Ending Account Value 9/30/04	Expenses PaidA During the Period 4/1/04 to 9/30/04	Annualized Expense Ratio
Institutional Class:
Actual	$1,000.00	$971.10	$3.80	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.21	$3.90
Financial Intermediary Class:
Actual	$1,000.00	$969.20	$5.63	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.77

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

PERFORMANCE INFORMATION

Batterymarch U.S. Small Capitalization Equity Portfolio

The graphs on the following pages compare the Fund’s Institutional and Financial Intermediary Classes’ performance against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $1 million investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasoninstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	Measures the performance of the 2,000 smallest companies in the Russell 3000 index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Index returns are for periods beginning February 29, 2000. It is not possible to invest in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

B	Index returns are for the periods beginning December 31, 2002.

Semi-Annual Report to Shareholders

PERFORMANCE INFORMATION—Continued

Selected Portfolio PerformanceC

Strongest performers for the six months ended September 30, 2004D		Weakest performers for the six months ended September 30, 2004D
1. Ocular Sciences, Inc.	+64.6%	1. Advanced Energy Industries, Inc.	-54.4%
2. Advanced Medical Optics, Inc.	+62.2%	2. ASE Test Limited–ADR	-52.5%
3. Tesoro Petroleum Company	+57.2%	3. Kulicke and Soffa Industries, Inc.	-51.7%
4. Petroleum Development Corporation	+53.0%	4. C-COR.net Corp.	-39.7%
5. Penn National Gaming, Inc.	+40.4%	5. QLT Inc.	-34.8%
6. General Maritime Corporation	+38.5%	6. Administaff, Inc.	-32.9%
7. Southern Peru Copper Corporation	+33.0%	7. DJ Orthorpedics Incorporated	-31.7%
8. The Houston Exploration Company	+32.7%	8. Fremont General Corporation	-23.9%
9. SFBC International, Inc.	+32.1%	9. MTS Systems Corporation	-23.0%
10. Sierra Health Services, Inc.	+31.7%	10. Transaction Systems Architects, Inc.	-19.7%

C	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they are paid.
D	Securities held for the entire six months.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

	% OF NET ASSETS	SHARES/PAR	VALUE
Common Stock and Equity Interests	98.8%

Auto and Transportation	5.5%
Arkansas Best Corporation		28	$1,014
Aviall, Inc.		64	1,311	A
CNF Inc.		62	2,554
ExpressJet Holdings, Inc.		173	1,728	A
General Maritime Corporation		133	4,618	A
Knightsbridge Tankers Ltd.		102	3,153
Offshore Logistics, Inc.		99	3,411	A
Overseas Shipholding Group, Inc.		96	4,765
Tenneco Automotive Inc.		305	3,996	A
Tsakos Energy Navigation Ltd.		106	3,712
Winnebago Industries, Inc.		117	4,046

			34,308

Consumer Discretionary	16.3%
Aaron Rents, Inc.		88	1,908
Administaff, Inc.		49	573	A
American Eagle Outfitters, Inc.		38	1,382
American Greetings Corporation		192	4,815	A
Ameristar Casinos, Inc.		92	2,786
Argosy Gaming Company		75	2,944	A
BJ’s Wholesale Club, Inc.		212	5,782	A
Borders Group, Inc.		191	4,729
Carmike Cinemas, Inc.		34	1,201
CEC Entertainment Inc.		83	3,045	A
Charming Shoppes, Inc.		361	2,569	A
Chattem, Inc.		27	877	A
Choice Hotels International, Inc.		57	3,260
EarthLink, Inc.		534	5,499	A
Gamestop Corporation		53	981	A
Genesco Inc.		112	2,626	A
Global Imaging Systems, Inc.		78	2,413	A
Hewitt Associates, Inc.		120	3,186	A
Jack In The Box Inc.		167	5,286	A
Jo-Ann Stores, Inc.		27	755	A
Kellwood Company		104	3,784
Kenneth Cole Productions, Inc.		96	2,699
Kerzner International Limited		22	967	A
Multimedia Games, Inc.		130	2,018	A
New Frontier Media, Inc.		201	1,550	A
Nu Skin Enterprises, Inc.		61	1,422

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES/PAR	VALUE
Common Stock and Equity Interests—Continued

Consumer Discretionary—Continued
PDI, Inc.		90	$2,432	A
Penn National Gaming, Inc.		64	2,586	A
Rollins, Inc.		85	2,065
School Specialty, Inc.		76	2,991	A
Skechers U.S.A., Inc.		52	752	A
Stewart Enterprises, Inc.		314	2,183	A
The Men’s Wearhouse, Inc.		67	1,938	A
The Nautilus Group, Inc.		73	1,642
The Readers Digest Association, Inc.		144	2,094
The Toro Company		113	7,718
The Warnaco Group, Inc.		29	642	A
Waste Connections, Inc.		55	1,733	A
West Corporation		63	1,838	A
Zale Corporation		76	2,136	A

			101,807

Consumer Staples	5.5%
7-Eleven, Inc.		41	817	A
Ann Taylor Stores Corporation		165	3,865	A
Beazer Homes USA, Inc.		45	4,757
Claire’s Stores, Inc.		233	5,829
Hovnanian Enterprises, Inc.		115	4,603	A
Jacuzzi Brands, Inc.		377	3,510	A
Pilgrim’s Pride Corporation		105	2,838
Stage Stores, Inc.		63	2,159	A
The Timberland Company		107	6,055	A

			34,433

Energy	8.6%
Cal Dive International, Inc.		128	4,570	A
Comstock Resources, Inc.		53	1,105
Core Laboratories N.V.		160	3,932	A
Magnum Hunter Resources, Inc.		538	6,204	A
Petroleum Development Corporation		42	1,836	A
Plains Exploration & Production Company		254	6,059	A
Swift Energy Company		166	3,985	A
Tesoro Petroleum Corporation		360	10,616	A
The Houston Exploration Company		103	6,131	A
Universal Compression Holdings, Inc.		78	2,647	A

	% OF NET ASSETS	SHARES/PAR	VALUE
Common Stock and Equity Interests—Continued

Energy—Continued
Veritas DGC Inc.		83	$1,895	A
Vintage Petroleum, Inc.		224	4,490

			53,470

Financials	15.5%
Arch Capital Group Ltd.		47	1,836	A
Assured Guaranty Ltd.		44	733
Brandywine Realty Trust		74	2,099
CBL & Associates Properties, Inc.		24	1,481
Commercial Capital Bancorp, Inc.		172	3,904
eFunds Corporation		173	3,218	A
Endurance Specialty Holdings Limited		76	2,437
Felcor Lodging Trust Incorporated		221	2,494	A
First BanCorp.		107	5,158
First Niagara Financial Group, Inc.		368	4,929
Flagstar Bancorp, Inc.		178	3,796
Fremont General Corporation		68	1,578
Greater Bay Bancorp		176	5,046
HRPT Properties Trust		86	944
Hudson United Bancorp		45	1,643
Impac Mortgage Holdings, Inc.		201	5,284
Inland Real Estate Corporation		117	1,714
Innkeepers USA Trust		61	753
Irwin Financial Corporation		34	875
John H. Harland Company		79	2,491
MB Financial, Inc.		17	679
MeriStar Hospitality Corporation		188	1,022	A
New Century Financial Corporation		148	8,931
Ohio Casualty Corporation		53	1,105	A
Platinum Underwriters Holdings, Ltd.		144	4,204
Post Properties, Inc.		18	523
R&G Financial Corporation		64	2,488
Redwood Trust, Inc.		49	3,034
Selective Insurance Group, Inc.		70	2,604
SL Green Realty Corp.		83	4,316
Thornburg Mortgage Asset Corporation		32	922
UICI		37	1,215
Ventas, Inc.		141	3,655
W Holding Company, Inc.		360	6,838
Zenith National Insurance Corp.		64	2,695

			96,644

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES/PAR	VALUE
Common Stock and Equity Interests—Continued

Health Care	13.0%
Advanced Medical Optics, Inc.		96	$3,814	A
Amedisys, Inc.		28	850	A
American Medical Systems Holdings, Inc.		24	852	A
Angiotech Pharmaceuticals, Inc.		173	3,511	A
Beverly Enterprises, Inc.		246	1,862	A
Charles River Laboratories International, Inc.		26	1,209	A
CONMED Corporation		85	2,228	A
Dade Behring Holdings Inc.		51	2,842	A
DJ Orthopedics Incorporated		141	2,496	A
First Horizon Pharmaceutical Corporation		197	3,946	A
Gen-Probe Incorporated		60	2,384	A
Haemonetics Corporation		75	2,460	A
Invacare Corporation		11	510
Kindred Healthcare Inc.		58	1,413	A
Kos Pharmaceuticals, Inc.		120	4,273	A
Magellan Health Services, Inc.		104	3,813	A
Ocular Sciences, Inc.		34	1,636	A
Owens & Minor, Inc.		70	1,786
Pediatrix Medical Group, Inc.		66	3,593	A
Perrigo Company		171	3,510
QLT Inc.		231	3,846	A
RehabCare Group, Inc.		28	649	A
Respironics, Inc.		102	5,435	A
Select Medical Corporation		349	4,691
SFBC International, Inc.		116	3,047	A
Sierra Health Services, Inc.		167	8,007	A
Sybron Dental Specialties, Inc.		119	3,543	A
Techne Corporation		56	2,123	A
United Therapeutics Corporation		26	912	A

			81,241

Materials	15.5%
Acuity Brands, Inc.		120	2,861
AptarGroup, Inc.		35	1,526
Caraustar Industries, Inc.		82	1,380	A
Carlisle Companies Incorporated		25	1,592
Corn Products International, Inc.		47	2,153
Cytec Industries Inc.		37	1,811
Eagle Materials Inc.		43	3,066
Georgia Gulf Corporation		61	2,733

	% OF NET ASSETS	SHARES/PAR	VALUE
Common Stock and Equity Interests—Continued

Materials—Continued
Harsco Corporation		114	$5,101
Hughes Supply, Inc.		166	4,980
Ispat International NV		78	2,274	A
Maverick Tube Corporation		144	4,423	A
Metal Management, Inc.		189	3,432	A
NCI Building Systems, Inc.		22	695	A
Olympic Steel, Inc.		19	357	A
OM Group, Inc.		103	3,766	A
Oregon Steel Mills, Inc.		114	1,904	A
Paxar Corporation		162	3,676	A
Potlatch Corporation		49	2,312
Reliance Steel & Aluminum Co.		46	1,806
RPM, Inc.		206	3,642
Schnitzer Steel Industries, Inc.		171	5,517
Silgan Holdings Inc.		87	4,019
Southern Peru Copper Corporation		55	2,836
Stillwater Mining Company		169	2,624	A
Terra Industries Inc.		355	3,073	A
The Brink’s Company		133	4,025
The Lubrizol Corporation		153	5,280
United Defense Industries, Inc.		59	2,371	A
URS Corporation		29	763	A
USG Corporation		193	3,513	A
Watsco, Inc.		90	2,712
Wheaton River Minerals Ltd.		1,427	4,495	A

			96,718

Producer Durables	10.4%
AMETEK, Inc.		35	1,064
Briggs & Stratton Corporation		69	5,595
Brooks Automation, Inc.		75	1,054	A
C-COR.net Corp.		171	1,444	A
Crown Holdings, Inc.		102	1,054	A
Flowserve Corporation		244	5,895	A
Kennametal Inc.		150	6,786
Kulicke and Soffa Industries, Inc.		262	1,480	A
M.D.C. Holdings, Inc.		61	4,447
Meritage Corporation		11	857	A
MTS Systems Corporation		80	1,698
Orbital Sciences Corporation		230	2,628	A

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES/PAR	VALUE
Common Stock and Equity Interests—Continued

Producer Durables—Continued
Rofin-Sinar Technologies, Inc.		75	$2,215	A
Standard Pacific Corp.		130	7,323
Terex Corporation		194	8,411	A
The Genlyte Group Incorporated		41	2,640	A
The Manitowoc Company, Inc.		63	2,230
The Middleby Corporation		47	2,471
Thomas & Betts Corporation		210	5,624

			64,916

Technology	6.4%
Advanced Energy Industries, Inc.		103	959	A
ASE Test Limited—ADR		117	613	A
Aspen Technology, Inc.		195	1,364	A
Avid Technology, Inc.		65	3,023	A
Brocade Communications Systems, Inc.		287	1,619	A
CACI International Inc.		95	5,030	A
Cree, Inc.		158	4,824	A
Diodes Incorporated		87	2,230	A
Hyperion Solutions Corporation		81	2,753	A
Keane, Inc.		133	2,043	A
Littelfuse, Inc.		35	1,209	A
MEMC Electronic Materials, Inc.		187	1,584	A
ON Semiconductor Corporation		314	983	A
PerkinElmer, Inc.		112	1,923
Perot Systems Corporation		173	2,782	A
Progress Software Corporation		92	1,838	A
SS&C Technologies, Inc.		75	1,461
Transaction Systems Architects, Inc.		46	851	A
Tyler Technologies, Inc.		292	2,585	A

			39,674

Utilities	2.1%
CMS Energy Corporation		227	2,162	A
Commonwealth Telephone Enterprises, Inc.		38	1,633
El Paso Electric Company		128	2,057	A
PNM Resources Inc.		33	745
PTEK Holdings, Inc.		334	2,865	A
Southwestern Energy Company		86	3,603	A

			13,065

Total Common Stock and Equity Interests (Identified Cost—$558,963)			616,276

	% OF NET ASSETS	PAR	VALUE
Repurchase Agreements	0.8%
Goldman, Sachs & Company 1.83%, dated 9/30/04, to be repurchased at $2,430 on 10/1/04 (Collateral: $2,494 Fannie Mae mortgage-backed securities, 5%, due 3/1/34, value $2,488)		$2,430	$2,430
State Street Bank & Trust Company 1.8%, dated 9/30/04, to be repurchased at $2,430 on 10/1/04 (Collateral: $2,460 Freddie Mac notes, 2.81%, due 2/2/06, value $2,493)		2,430	2,430

Total Repurchase Agreements (Identified Cost—$4,860)			4,860
Total Investments (Identified Cost—$563,823)	99.6%		621,136
Other Assets Less Liabilities	0.4%		2,272

Net Assets	100.0%		$623,408

A	Non-income producing.

Semi-Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004 (Unaudited)

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

Assets:
Investment securities at market value (identified cost—$558,963)	$616,276
Short-term securities at value (identified cost—$4,860)	4,860

Total investments		$621,136
Cash		12
Receivable for:
Fund shares sold		449
Securities sold		13,027
Dividend and interest income		286

		634,910

Liabilities:
Payable for:
Fund shares repurchased	807
Securities purchased	10,250
Due to manager and distributor	350
Accrued expenses	95

		11,502

Net Assets		$623,408

Net assets consist of:
Accumulated paid-in-capital applicable to:
57,493 Institutional Class shares outstanding	$562,024
941 Financial Intermediary Class shares outstanding	10,279
Undistributed net investment income	180
Accumulated net realized gain/(loss) on investments	(6,388)
Unrealized appreciation/(depreciation) of investments	57,313

Net Assets		$623,408

Net Asset Value Per Share:
Institutional Class		$10.67

Financial Intermediary Class		$10.63

See notes to financial statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2004 (Unaudited)

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

Investment Income:
DividendsA	$2,371
Interest	67

Total income		$2,438

Expenses:
Management fee	2,036
Distribution fee	13B
Audit and legal fees	20
Custodian fees	85
Directors’ fees and expenses	14
Registration fees	41
Reports to shareholders	10
Transfer agent and shareholder servicing expense:
Financial Intermediary Class	7
Institutional Class	23
Other expenses	4

Total expenses		2,253

Net Investment Income		185

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on investments	(5,989)
Change in unrealized appreciation/(depreciation) of investments	(11,354)

Net Realized and Unrealized Gain/(Loss) on Investments		(17,343)

Change in Net Assets Resulting From Operations		$(17,158)

A	Net of foreign taxes of $9.
B	See Note 1 to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in Thousands) (Unaudited)

Batterymarch U.S. Small Capitalization Equity Portfolio

	FOR THE SIX MONTHS ENDED 9/30/2004	FOR THE YEAR ENDED 3/31/2004
Change in Net Assets:
Net investment income/(loss)	$185	$581
Net realized gain/(loss) on investments	(5,989)	74,948
Net change in unrealized appreciation/(depreciation) of investments	(11,354)	72,983

Change in net assets resulting from operations	(17,158)	148,512
Distributions to shareholders from net investment income:
Institutional Class	—	(913)
Financial Intermediary Class	—	—C
Distributions to shareholders from net realized gain on investments
Institutional Class	(43,949)	(9,724)
Financial Intermediary Class	(831)	(27)
Change in net assets from Fund share transactions:
Institutional Class	108,983	218,892
Financial Intermediary Class	(53)	9,612

Change in net assets	46,992	366,352

Net Assets:
Beginning of period	576,416	210,064

End of period (including undistributed net investment income/(loss) of $180 and $(5), respectively)	$623,408	$576,416

C Amounts less than $1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Batterymarch U.S. Small Capitalization Equity Portfolio

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2004		YEARS ENDED MARCH 31,
			2004	2003	2002	2001		2000A
	(Unaudited)
Net asset value, beginning of period	$11.90		$8.09	$10.27	$8.72	$9.68		$10.00

Investment operations:
Net investment income	—B		.01	.04	.03	.03C		—B,C
Net realized and unrealized gain/(loss) on investments	(.37)		4.05	(2.18)	1.56	(.97)		(.32)

Total from investment operations	(.37)		4.06	(2.14)	1.59	(.94)		(.32)

Distributions:
From net investment income	—		(.02)	(.04)	(.04)	(.02)		—
From net realized gain on investments	(.86)		(.23)	—	—	—		—

Total distributions	(.86)		(.25)	(.04)	(.04)	(.02)		—

Net asset value, end of period	$10.67		$11.90	$8.09	$10.27	$8.72		$9.68

Ratios/supplemental data:
Total return	(2.89	)%D	50.52%	(20.87)%	18.26%	(9.72)%		(3.20	)%D
Expenses to average net assets	.77	%E	.81%	.87%	.94%	.95	%C	.95	%C,E
Net investment income to average net assets	.07	%E	.15%	.59%	.35%	.59	%C	3.42	%C,E
Portfolio turnover rate	88.0	%D	141.1%	119.4%	158.0%	146.5%		N.M.

Net assets, end of period (in thousands)	$613,405		$565,130	$209,376	$157,560	$92,136		$6,757

A	For the period March 13, 2000 (commencement of operations) to March 31, 2000.
B	Amount less than $.01 per share.
C	Net of fees waived and expenses reimbursed by the manager pursuant to a contractual expense limitation of 0.95% until August 1, 2004. If no fees had been waived or expenses reimbursed by the manager, the annualized ratio of expenses to average net assets would have been as follows: for the year ended March 31, 2001, 1.14%; and for the period ended March 31, 2000, 5.70%.
D	Not annualized.
E	Annualized.

N.M.—Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS—Continued

Financial Intermediary Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2004		YEAR ENDED MARCH 31, 2004	PERIOD ENDED MARCH 31, 2003F
	(Unaudited)
Net asset value, beginning of period	$11.88		$8.09	$8.47

Investment operations:
Net investment income	(.02)		(.01)	—B
Net realized and unrealized gain/(loss) on investments	(.37)		4.03	(0.38)

Total from investment operations	(.39)		4.02	(0.38)

Distributions:
From net investment income	—		—B	—
From net realized gain on investments	(.86)		(.23)	—

Total distributions	(.86)		(.23)	—

Net asset value, end of period	$10.63		$11.88	$8.09

Ratios/supplemental data:
Total return	(3.08	)%D	50.01%	(4.49	)%D
Expenses to average net assets	1.14	%E	1.06%	1.10	%E
Net investment income to average net assets	(.30	)%E	(.33)%	.14	%E
Portfolio turnover rate	88.0	%D	141.1%	119.4	%E

Net assets, end of period (in thousands)	$10,003		$11,286	$688

F	For the period January 9, 2003 (commencement of operations) to March 31, 2003.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

The Legg Mason Charles Street Trust, Inc., consisting of the Batterymarch U.S. Small Capitalization Equity Portfolio (“Fund”), is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end diversified management investment company.

The Fund offers two classes of shares: Institutional and Financial Intermediary Class. Effective March 1, 2004, both classes were closed to new investors. The income and expenses of the Fund are allocated proportionately to each class based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2004, investment transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales
$509,201	$435,509

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with U.S. generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from U.S. generally accepted accounting principles, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2004.

3. Transactions With Affiliates:

The Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to the agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Fund’s average daily net assets. At September 30, 2004, management fees payable to LMFA were $348.

Batterymarch Financial Management, Inc. (“Batterymarch”) serves as investment adviser to the Fund. The investment adviser is responsible for the actual investment activity of the Fund. To the extent LMFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMFA will pay Batterymarch the entire management fee it receives from the Fund.

LMFA has contractually agreed, until August 1, 2005, to waive its fees and reimburse expenses in any month to the extent the Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expense) exceed during that month an annual rate of 0.95% and 1.20% of the average daily net assets of the Institutional and Financial Intermediary Classes, respectively.

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Fund’s expenses to exceed the limit, if any, imposed by LMFA at that time. At September 30, 2004, there were no amounts subject to repayment.

Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as the distributor of the Fund. The 12b-1 plan for the Financial Intermediary Class of the Fund provides for payments of distribution and service fees to Legg Mason at an annual rate of up to 0.40% of the Class’s average daily net assets. The Board of Directors of the Fund has approved payments under this plan of 0.25% of average daily net assets. At September 30, 2004, service fees payable to Legg Mason were $2.

No brokerage commissions were paid by the Fund to Legg Mason or its affiliates during the six months ended September 30, 2004.

Batterymarch, LMFA and Legg Mason are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit

The Fund, along with certain other Legg Mason funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended September 30, 2004.

5. Fund Share Transactions

At September 30, 2004, there were 500 million shares authorized at $0.001 par value for each of the Institutional and Financial Intermediary Classes of the Fund. Share transactions were as follows:

	Institutional Class		Financial Intermediary Class
	Six Months Ended 9/30/04	Year Ended 3/31/04	Six Months Ended 9/30/04	Year Ended 3/31/04
Shares:
Sold	11,527	27,874	124	1,166
Reinvestment of Distributions	4,041	937	79	2
Repurchased	(5,570)	(7,197)	(212)	(303)

Net Change	9,998	21,614	(9)	865

Amount:
Sold	$125,147	$286,751	$1,346	$13,092
Reinvestment of Distributions	42,765	10,373	831	27
Repurchased	(58,929)	(78,232)	(2,230)	(3,507)

Net Change	$108,983	$218,892	$(53)	$9,612

Batterymarch U.S. Small Capitalization Equity Portfolio

Investment Manager

Legg Mason Fund Adviser, Inc.

Investment Adviser

Batterymarch Financial Management, Inc.

Boston, MA

Transfer Agent

Boston Financial Data Systems

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart LLP

Washington, DC

Independent Auditors

Ernst & Young LLP

Philadelphia, PA

Information about the policies and procedures that Batterymarch U.S. Small Capitalization Equity Portfolio uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-888-425-6432 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov).

Information regarding how Batterymarch U.S. Small Capitalization Equity Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is also available on the SEC’s website or on the Fund’s website at www.lminstitutionalfunds.com.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Wood Walker, Incorporated

Member NYSE, Inc., Member SIPC

100 Light Street

P.O. Box 17635

Baltimore, MD 21297-1635

888-425-6432

Item 2 – Code of Ethics

Not applicable for semi-annual reports.

Item 3 – Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4 – Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5 – Audit Committee of Listed Registrants

Not applicable.

Item	6 – Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included in the semi-annual report.

Item 7 – Disclosure of Proxy Voting Policies and Procedures

Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

Item 10 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 11 – Exhibits

(a) File the exhibits listed below as part of this Form.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/S/ MARK R. FETTING

Mark R. Fetting
President
Legg Mason Charles Street Trust, Inc.

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ MARK R. FETTING

Mark R. Fetting
President
Legg Mason Charles Street Trust, Inc.

Date: November 29, 2004

By:	/S/ MARIE K. KARPINSKI

Marie K. Karpinski
Vice President and Treasurer
Legg Mason Charles Street Trust, Inc.

Date: November 29, 2004